Significant accounting policies (Details)			12 Months Ended
		Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
ROC [Member] | Himax Technologies Limited Himax Taiwan [Member]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Technologies Limited (“Himax Taiwan”)
Main activities			IC design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership		100.00%	100.00%	100.00%
ROC [Member] | Himax Semiconductor Inc [Member]
Investor			Himax Technologies, Inc.
Subsidiary	[1]		Himax Semiconductor, Inc.
Main activities			IC design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership		100.00%	0.00%	100.00%
ROC [Member] | Himax Display Inc [Member]
Investor			Himax Technologies Limited
Subsidiary			Himax Display, Inc.
Main activities			LCOS and MEMS design, manufacturing and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership		82.55%	82.70%	82.72%
ROC [Member] | Himax Analogic Inc [Member]
Investor			Himax Technologies Limited
Subsidiary			Himax Analogic, Inc.
Main activities			IC design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership		98.62%	98.62%	98.62%
ROC [Member] | Himax Imaging Ltd Imaging Taiwan [Member]
Investor			Himax Technologies Limited
Subsidiary			Himax Imaging, Ltd. (“Imaging Taiwan”)
Main activities			IC design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership		93.84%	93.70%	93.72%
ROC [Member] | Himax Media Solutions Inc [Member]
Investor			Himax Technologies Limited
Subsidiary			Himax Media Solutions, Inc.
Main activities			TFT-LCD television, monitor chipset operations, ASIC service and IP licensing
Jurisdiction of Incorporation			ROC
Percentage of Ownership		99.21%	99.22%	99.22%
ROC [Member] | Harvest Investment Limited [Member]
Investor			Himax Technologies Limited
Subsidiary			Harvest Investment Limited
Main activities			Investments
Jurisdiction of Incorporation			ROC
Percentage of Ownership		100.00%	100.00%	100.00%
ROC [Member] | Liqxtal Technology Inc [Member]
Investor			Himax Technologies Limited
Subsidiary			Liqxtal Technology Inc.
Main activities			LC Lens design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership		64.00%	64.00%	64.00%
South Korea [Member] | Himax Technologies Korea Ltd [Member]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Technologies Korea Ltd.
Main activities			IC design and sales
Jurisdiction of Incorporation			South Korea
Percentage of Ownership		100.00%	100.00%	100.00%
Japan [Member] | Himax Technologies Japan Ltd [Member]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Technologies Japan Ltd.
Main activities			Sales
Jurisdiction of Incorporation			Japan
Percentage of Ownership		100.00%	100.00%	100.00%
Hong Kong [Member] | Himax Semiconductor Hong Kong Limited [Member]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Semiconductor (Hong Kong) Limited
Main activities			Investments
Jurisdiction of Incorporation			Hong Kong
Percentage of Ownership		100.00%	100.00%	100.00%
Hong Kong [Member] | Integrated Microdisplays Limited [Member]
Investor			Himax Display, Inc.
Subsidiary			Integrated Microdisplays Limited
Main activities			LCOS design
Jurisdiction of Incorporation			Hong Kong
Percentage of Ownership		82.55%	82.70%	82.72%
Samoa [Member] | Himax Technologies Samoa Inc [Member]
Investor			Himax Technologies Limited
Subsidiary			Himax Technologies (Samoa), Inc.
Main activities			Investments
Jurisdiction of Incorporation			Samoa
Percentage of Ownership		100.00%	100.00%	100.00%
PRC [Member] | Himax Technologies Suzhou Co Ltd [Member]
Investor			Himax Technologies (Samoa), Inc.
Subsidiary			Himax Technologies (Suzhou) Co., Ltd.
Main activities			Sales and technical support
Jurisdiction of Incorporation			PRC
Percentage of Ownership		100.00%	100.00%	100.00%
PRC [Member] | Himax Technologies Shenzhen Co Ltd [Member]
Investor			Himax Technologies (Samoa), Inc.
Subsidiary			Himax Technologies (Shenzhen) Co., Ltd.
Main activities			Sales and technical support
Jurisdiction of Incorporation			PRC
Percentage of Ownership		100.00%	100.00%	100.00%
Delaware USA [Member] | Himax Display USA Inc [Member]
Investor			Himax Display, Inc.
Subsidiary			Himax Display (USA) Inc.
Main activities			LCOS and MEMS design, sales and technical support
Jurisdiction of Incorporation			Delaware, USA
Percentage of Ownership		82.55%	82.70%	82.72%
Delaware USA [Member] | Himax IGI Precision Ltd [Member]
Investor			Himax Technologies Limited
Subsidiary	[2]		Himax IGI Precision Ltd.
Main activities			3D micro and nano structure mastering and prototype replication
Jurisdiction of Incorporation			Delaware, USA
Percentage of Ownership		0.00%	100.00%	100.00%
Cayman Islands [Member] | Himax Imaging Inc [Member]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Imaging, Inc.
Main activities			Investments
Jurisdiction of Incorporation			Cayman Islands
Percentage of Ownership		100.00%	100.00%	100.00%
California USA [Member] | Himax Imaging Corp [Member]
Investor			Himax Imaging, Ltd.
Subsidiary			Himax Imaging Corp.
Main activities			IC design
Jurisdiction of Incorporation			California, USA
Percentage of Ownership		93.84%	93.70%	93.72%
Israel [Member] | Emza Visual Sense Ltd [Member]
Investor			Himax Technologies Limited
Subsidiary	[3]		Emza Visual Sense Ltd.
Main activities			Visual sensors and efficient machine vision algorithm
Jurisdiction of Incorporation			Israel
Percentage of Ownership		0.00%	100.00%	45.10%

[1]	For management purpose, Himax Semiconductor Inc. was merged into Himax Technologies Limited on July 2, 2018.
[2]	Himax IGI Precision Ltd. was newly incorporated on December 14, 2017, which is wholly owned by Himax Technologies Limited.
[3]	Emza Visual Sense Ltd. was wholly acquired by Himax Technologies Limited and becomes a subsidiary of the Company from June 28, 2018.